Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Dilutive Net Loss Per Share Attributable to Common Stockholders	The computation of basic and dilutive net loss per share attributable to common stockholders for the three and nine months ended September 30, 2024 and 2023 are as follows:
	Nine Months ended September 30,
	2024	2023
Numerator:
Net loss	$(46,620,619)	$(9,409,208)

Denominator:
Weighted-average common shares outstanding - basic and diluted	20,217,081	16,065,664
Earnings per share - basic and diluted:
Net loss	$(2.31)	$(0.59)

	Three Months ended September 30,
	2024	2023
Numerator:
Net loss	$(33,323,555)	$1,961,799

Denominator:
Weighted-average common shares outstanding - basic	22,292,374	16,427,124
Earnings per share - basic:
Net income (loss)	$(1.49)	$0.12
	Three Months ended September 30,
	2024	2023
Numerator:
Net loss	$(33,323,555)	$1,961,799

Denominator:
Weighted-average common shares outstanding - diluted	22,292,374	16,427,124
Earnings per share - diluted:
Net income (loss)	$(1.49)	$0.12
The computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2023 and December 31, 2022 are as follows:
	Years Ended December 31,
	2023	2022
Numerator:
Net loss attributable to Veea Inc.	$(15,638,589)	$(35,167,089)
Denominator:
Weighted-average common shares outstanding - and diluted	7,235,733	7,203,514
Earnings per share:
Net loss attributable to Veea Inc. per share - basic and diluted	(2.16)	(4.89)

Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share	The following outstanding balances of securities have been excluded from the calculation of diluted weighted average common shares outstanding and diluted net loss per share for the years ended December 31, 2023 and 2022 because the effect of including them would have been antidilutive.
	Years Ended December 31,
	2023	2022
Convertible notes	-	5,474,599
Preferred Stock
Series A-2 Preferred Stock	12,660,067	-
Series A-1 Preferred Stock	40,569,493	35,054,035
Series A Preferred Stock	35,920,813	35,920,813
Preferred Stock warrants	1,200,000	-
Common Stock warrants	3,880,000	3,880,000
Stock options issued under 2014 Plan	345,531	385,531
Stock options issued under 2018 Plan	7,044,249	7,337,593
Total	101,620,153	88,052,571